Derivatives - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives Fair Value [Line Items]
Swap fees	$ 1,459,000	$ 516,000	$ 621,000
Collateral Pledged [Member] | Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Cash and securities at fair value pledged for collateral	11,705,000	$ 14,032,000
Cash and Cash Equivalents [Member] | Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Cash and securities at fair value pledged for collateral	$ 11,300,000